Revenues	12 Months Ended
Dec. 31, 2020
Revenues
Revenues
13.	Revenues

The following table presents a disaggregation of revenue from contracts with customers based on different service lines, for the years ended December 31, 2018, 2019 and 2020. All revenues are generated within the same reportable segment:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Chemical trading – direct sales model	9,045,458	13,167,719	7,587,004	1,162,759
Chemical trading – market place model	4,387	26,513	107	16
Online membership service	3,421	10,650	8,740	1,339
Financial service	—	917	465	71
Others	—	1,516	96	16
	9,053,266	13,207,315	7,596,412	1,164,201

Revenue recognized that was included in the deferred revenue balance at the beginning of the period was RMB44,843, RMB153,467 and RMB25,545 for the years ended December 31, 2018, 2019 and 2020, respectively.

The following table reflects the changes in unbilled receivables and contract liabilities as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Unbilled receivables	62,529	51,825	7,943
Deferred revenue	107,181	81,636	12,511